Debt - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Upper Limit	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Three Month LIBOR	Jan. 31, 2012 6.375% Senior Notes due 2012	Oct. 31, 2013 7% Notes due 2013 Notes scheduled to be paid in 2013
Debt Instrument [Line Items]
Debt interest payments	Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the "6.70% Debentures") will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.
Interest payment frequency	Payable semiannually
Basis points								2.0175%
Unissued common shares reserve				250,000,000
Fixed interest rate term						10 years
Payment of debt	$ 350,000,000	$ 0	$ 0						$ 350,000,000	$ 150,000,000
Repurchase of debt, face amount					30,900,000	15,000,000	222,900,000
Gains (losses) on extinguishments of debt	(1,800,000)	(100,000)	6,400,000		(1,800,000)	(100,000)
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	600,000	300,000			600,000	300,000	5,800,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), initial borrowing capacity	125,000,000	125,000,000
Consideration paid for revolving agreement	$ 0	$ 25,000